Long-lived Assets - Assets Held for Investment, Net (Details) - USD ($)	Jul. 31, 2014	Aug. 31, 2013	Jul. 31, 2013	Mar. 31, 2013	Sep. 30, 2012	Jul. 30, 2012	Apr. 30, 2012	Aug. 31, 2011
Property, Plant and Equipment [Abstract]
Assets Held For Investment	$ 0		$ 930,726
Less: Accumulated Depreciation	0		289,954
Assets Held for Investment, Net	$ 0	$ 694,911	$ 640,772	$ 169,566	$ 585,064	$ 107,203	$ 1,783,932	$ 1,029,435